Earnings per share - Summary of Earnings per Share (Details) - EUR (€) € / shares in Units, € in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Basic earnings per share [abstract]
(Loss) / Profit from continuing operations attributable to the owners of the parent	€ (95,235)	€ (432,972)	€ (3,532)
Diluted earnings per share [abstract]
(Loss) / Profit from continuing operations attributable to the owners of the parent	(95,235)	(432,972)	(3,532)
Ordinary shares
Basic earnings per share [abstract]
(Loss) / Profit from continuing operations attributable to the owners of the parent	€ (86,692)	€ (398,565)	€ (3,532)
Weighted average number of basic ordinary shares outstanding (in thousand of shares)	179,455,000	169,391,000	168,480,000
Basic earnings per share (in euro per share)	€ (0.48)	€ (2.35)	€ (0.02)
Diluted earnings per share [abstract]
(Loss) / Profit from continuing operations attributable to the owners of the parent	€ (86,692)	€ (398,565)	€ (3,532)
Weighted average number of diluted ordinary shares outstanding (in thousand of shares)	179,455,000	169,391,000	168,480,000
Diluted earnings per share (in euro per share)	€ (0.48)	€ (2.35)	€ (0.02)
Preference shares
Basic earnings per share [abstract]
(Loss) / Profit from continuing operations attributable to the owners of the parent	€ (8,543)	€ (34,407)	€ 0
Weighted average number of basic preference shares outstanding (in thousand of shares)	17,684,000	20,656,000	0
Basic earnings per share (in euro per share)	€ (0.48)	€ (1.67)	€ 0
Diluted earnings per share [abstract]
(Loss) / Profit from continuing operations attributable to the owners of the parent	€ (8,543)	€ (34,407)	€ 0
Weighted average number of diluted number of preference shares outstanding (in thousand of shares)	17,684,000	20,656,000	0
Diluted earnings per share (in euro per share)	€ (0.48)	€ (1.67)	€ 0